Please file this Prospectus Supplement with your records

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

Class A, Class B, Class C, Administrator Class, and Institutional Class

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

Class A, Class B, Class C, Administrator Class, Institutional Class and Investor Class

Supplement dated December 11, 2009, to the Prospectuses dated October 1, 2009.

Effective immediately, William C. Stevens no longer serves as a Portfolio Manager for the Wells Fargo Advantage Short Duration Government Bond Fund and the Wells Fargo Advantage Total Return Bond Fund. The Wells Fargo Advantage Short Duration Government Bond Fund continues to be managed by Thomas M. O’Connor, CFA. The Wells Fargo Advantage Total Return Bond Fund continues to be managed by Troy Ludgood, Thomas M. O’Connor, CFA, and Lynne A. Royer. All references to William C. Stevens in the above referenced Prospectuses are hereby deleted.

IFR129/P1001SP

Please file this Statement of Additional Information Supplement with your records

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

Class A, Class B, Class C, Administrator Class, and Institutional Class

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

Class A, Class B, Class C, Administrator Class, Institutional Class and Investor Class

Supplement dated December 11, 2009, to the Statement of Additional Information dated October 1, 2009, as previously supplemented on December 1, 2009.

Effective immediately, William C. Stevens no longer serves as a Portfolio Manager for the Wells Fargo Advantage Short Duration Government Bond Fund and the Wells Fargo Advantage Total Return Bond Fund. The Wells Fargo Advantage Short Duration Government Bond Fund continues to be managed by Thomas M. O’Connor, CFA. The Wells Fargo Advantage Total Return Bond Fund continues to be managed by Troy Ludgood, Thomas M. O’Connor, CFA, and Lynne A. Royer. All references to William C. Stevens in the above referenced Statement of Additional Information are hereby deleted.

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